Fair Value Quantitative and Qualitative Disclosures - Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique (Detail) - Level 3 [member] - Equity instruments at fair value through profit or loss [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	$ 8,672,214	$ 5,952,268
Transfers from Level 3	(5,503,926)
Profit and loss	2,056,594	7,112,823
Recognition and derecognition	(4,926)	10,850
Monetary effects	(1,302,092)	(4,403,727)
Amount at end of the fiscal year	3,917,864	8,672,214
Debt securities [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	4,451,104	20,098
Profit and loss	5,452,251	682,712
Recognition and derecognition	(1,789,718)	4,225,811
Monetary effects	(2,671,782)	(477,517)
Amount at end of the fiscal year	5,441,855	4,451,104
Other financial assets [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	243,570	181,623
Profit and loss	135,466	(283,032)
Recognition and derecognition	250,517	594,069
Monetary effects	(128,311)	(249,090)
Amount at end of the fiscal year	$ 501,242	$ 243,570